Financial instruments and risk management - Maturity table (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	$ 2,517,965	$ 4,928,607	$ 5,037,600
Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(5,049,103)	(4,491,171)	(4,593,344)
Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(80,842)	(76,704)	(147,514)
Lease liabilities [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(719,711)	(803,050)	0
Not later than one year [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	6,746,007	8,292,347	8,379,511
Not later than one year [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	5,049,103	4,491,171	4,593,344
Not later than one year [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	80,842	76,704
Not later than one year [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	194,181
Not later than one year [member] | Lease liabilities [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	278,981	149,538
Not later than one year [member] | Floating interest rate [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			147,514
Not later than one year [member] | Floating interest rate [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	778,050	2,831,191	2,757,459
Not later than one year [member] | Floating interest rate [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	279,510	609,208	735,334
Not later than one year [member] | Floating interest rate [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	85,340	134,535	145,860
Later than one year and not later than three years [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	1,884,944	2,293,891	314,991
Later than one year and not later than three years [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than one year and not later than three years [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0
Later than one year and not later than three years [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0
Later than one year and not later than three years [member] | Lease liabilities [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	379,926	598,040
Later than one year and not later than three years [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities		0
Later than one year and not later than three years [member] | Floating interest rate [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			0
Later than one year and not later than three years [member] | Floating interest rate [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than one year and not later than three years [member] | Floating interest rate [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	1,460,405	1,488,208	44,014
Later than one year and not later than three years [member] | Floating interest rate [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	44,613	207,643	270,977
Later than three years and not later than five years [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	60,804	55,472	1,580,512
Later than three years and not later than five years [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than three years and not later than five years [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0
Later than three years and not later than five years [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0
Later than three years and not later than five years [member] | Lease liabilities [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	60,804	55,472
Later than three years and not later than five years [member] | Floating interest rate [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			0
Later than three years and not later than five years [member] | Floating interest rate [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than three years and not later than five years [member] | Floating interest rate [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	1,500,793
Later than three years and not later than five years [member] | Floating interest rate [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	$ 0	$ 0	$ 79,719